Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended			6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 AlaTenn system [Member]	Dec. 31, 2012 AlaTenn system [Member]	Jun. 30, 2013 Gathering and Processing Assets [Member]	Jun. 30, 2012 Gathering and Processing Assets [Member]	Jun. 30, 2013 Gathering and Processing Assets [Member]	Jun. 30, 2012 Gathering and Processing Assets [Member]	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] Gathering and Processing Assets [Member] Income Approach Valuation Technique [Member]	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member] Gathering and Processing Assets [Member] Discounted Cash Flow Technique [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross						$ 98,100,000	$ 26,100,000
Capitalized interest	100,000			100,000
Depreciation	6,800,000		5,092,000	12,400,000	10,218,000
Operating Income (Loss)	(17,780,000)		3,076,000	(19,520,000)	5,499,000
AROs included in other liabilities for specific assets				25,764,000
Accretion expense, included in depreciation expense	100,000		100,000	167,000	100,000
Insurance proceeds from involuntary conversion of property, plant and equipment	600,000	500,000		482,000	0
Gain on involuntary conversion of property, plant and equipment	0	400,000	0	343,000	0
Gain (loss) on involuntary conversion of property, plant and equipment	15,232,000	100,000	0	15,232,000	0
Proceeds from Insurance Settlement, Operating Activities	500,000			1,100,000
Assumed discount rate												10.00%
Decline in throughput volumes, rate												2.50%
Impairment								$ 1,807,000	$ 0	$ 1,807,000	$ 0		$ 1,800,000